Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash	$ 25	$ 24
Investments in corporate bonds	283	402
Investments in government bonds	339	323
Total fixed-income securities	647	749
Investment in marketable securities	200	222
Other investments and private funds	298	304
Total variable-income securities	498	526
Total plan assets	1,145	1,275	$ 1,208
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	25	24
Investments in corporate bonds	237	11
Investments in government bonds	339	114
Total fixed-income securities	601	149
Investment in marketable securities	127	179
Other investments and private funds	44	70
Total variable-income securities	171	249
Total plan assets	772	398
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Investments in corporate bonds	46	391
Investments in government bonds	0	209
Total fixed-income securities	46	600
Investment in marketable securities	73	43
Other investments and private funds	32	33
Total variable-income securities	105	76
Total plan assets	151	676
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	222	201
Total variable-income securities	222	201
Total plan assets	$ 222	$ 201